Employee Benefits Obligations (Details) - Schedule of Net Defined Benefit Asset - Plan assets [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Defined Benefit Asset [Line Items]
Cash and cash equivalents
Investment property
Fixed assets
Other assets
Total